Average Annual Total Returns - Federated Hermes Ultrashort Bond Fund	A 1 Year		A 5 Years		A 10 Years		IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg US Short-Term Government/Corporate Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg US Short-Term Government/Corporate Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg US Short-Term Government/Corporate Index(reflects no deduction for fees, expenses or taxes) 10 Years		ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Ultra-Short Obligations Funds Average 1 Year		Lipper Ultra-Short Obligations Funds Average 5 Years		Lipper Ultra-Short Obligations Funds Average 10 Years
Total	2.23%	[1]	1.80%	[1]	1.22%	[1]	2.38%	2.28%	1.73%	1.72%	1.47%	1.04%	1.40%	1.39%	1.03%	2.28%	1.89%	1.31%	2.39%	2.28%	1.73%	1.31%	[2]	1.55%	[2]	0.92%	[2]	1.82%	[3]	1.58%	[3]	0.93%	[3]	1.43%	[4]	1.70%	[4]	1.15%	[4]

[1]	Effective December 1, 2019, the maximum 2% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) has been eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge.
[2]	The Bloomberg US Short-Term Government/Corporate Index represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Short-Term Government/Corporate Index” to “Bloomberg US Short-Term Government/Corporate Index.”
[3]	The ICE Bank of America 1-Year US Treasury Note Index is an unmanaged index tracking U.S. government securities.
[4]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.